Income Taxes (Schedule Of Components Of Income Tax Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current Federal taxes	$ 40	$ (6)	$ 3
Current State taxes	9	(2)	(1)
Deferred Federal taxes	205	206	247
Deferred State taxes	61	53	32
Deferred investment tax credits, amortization	(6)	(6)	(7)
Total income tax expense	$ 309	$ 245	$ 274